Financial instruments - Aging analysis of trade accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 286	$ 441
Insurance receivable	3	6
Government assistance	0	1
Sales taxes receivable	22	28
Other	39	32
Receivables	350	508
Current
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	256	403
Not Later Than 30 Days
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	19	30
Later Than 30 Days And Not Later Than 60 Days
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	9	3
Later Than 60 Days
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 2	$ 5